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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Bingham McCutchen LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/10 -- 6/30/11

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Alpha Natural Resources, Inc.	ANR	02076X102	5/19/11

1. Elect nine directors: 1. Michael J. Quillen, 2. William J. Crowley, Jr., 3. Kevin S. Crutchfield, 4. E. Linn Draper, Jr., 5. Glenn A. Eisenberg, 6. P. Michael Giftos, 7. Joel Richards, III, 8. James F. Roberts, and 9. Ted G. Wood

					Issuer	Yes	For	For
				2. An advisory vote on executive compensation	Issuer	Yes	For	For
				3. An advisory vote on frequency of future advisory votes on executive compensation - three years	Issuer	Yes	For	For
				4. Ratification of KPMG LLP as Alpha's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
				5. Stockholder proposal regarding pollution	Security Holder	Yes	Against	For

ASML Holding N.V.	ASML	N07059186	4/20/11	1. Opening	Issuer	Yes	For	For
				2. Overview of the Company's business, financial situation and sustanability	Issuer	Yes	For	For
				3. Discussion of the Annual Report 2010 and proposal to adopt the financial statement for the financial year ("FY") 2010, as prepared in acordance with Dutch law	Issuer	Yes	For	For
				4. Proposal to discharge the members of the Board of Management ("BoM") from liability for their responsibilities in the FY 2010	Issuer	Yes	For	For
				5. Proposal to discharge the members of the Supervisory Board ("SB") from liablity for their responsiblities in the FY 2010	Issuer	Yes	For	For
				6. Clarification of the reserves and dividend policy	Issuer	Yes	For	For
				7. Proposal to adopt a dividend of EUR 0.40 per ordinary share of EU 0.9	Issuer	Yes	For	For
				8. Proposal to amend the Articles of Association of the Company	Issuer	Yes	For	For
				9. Approval of the number of stock options, respectively stock, available for ASML employees, and authorization of the BoM to issue stock options or stock	Issuer	Yes	For	For
				10a. Proposal to reappoint Mr. W.T. Siegle as member of the SB effective April 20, 2011	Issuer	Yes	For	For
				10b. Proposal to reappoint Mr. J.W.B. Westerburgen as member of the SB effective April 20, 2011	Issuer	Yes	For	For
				11. Composition of the Supervisory Board in 2012	Issuer	Yes	For	For
				12. Proposal to adjust the remuneration of the Supervisory Board	Issuer	Yes	For	For

13a. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to issue (rights to subscribe for) shares in the capital of the Company, limited to 5% of the issued share capital at the time of the authorization

					Issuer	Yes	For	For

				13b. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to restrict or exclude the pre-emption rights accruing to shareholders in connection with item 13a	Issuer	Yes	For	For

13c. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to issue (rights to subscribe for) shares in the capital of the Company, for an additional 5% of the issued share capital at the time of authorization, which 5% can only be used in connection or on the occasion of mergers and/or acquisitions

					Issuer	Yes	For	For
				13d. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to restrict or exclude the pre-emption rights accruing to shareholders in connection item 13c	Issuer	Yes	For	For
				14. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to acquire ordinary shares in the Company's share capital	Issuer	Yes	For	For
				15. Proposal to cancel ordinary shares	Issuer	Yes	For	For
				16. Proposal to cancel additional ordinary shares	Issuer	Yes	For	For
				17. Any other business	Issuer	Yes	For	For
				18. Closing	Issuer	Yes	For	For

Baker Hughes Incorporated	BHI	057224107	4/28/11

1. Elect 11 directors:  1. Larry D. Brady, 2. Clarence P. Cazalot, Jr., 3. Chad C. Deaton, 4. Anthony G. Fernandes, 5. Claire W. Gargalli, 6. Pierre H. Jungels, 7. James A. Lash, 8. J. Larry Nichols, 9. H. John Riley, Jr., 10. James W. Stewart, and 11. Charles L. Watson

					Issuer	Yes	For	For
				2. Ratify Deloitte & Touche LLP as company's independent public accountant firm for 2011	Issuer	Yes	For	For
				3. Reapprove the performance criteria for awards under the annual incentive compensation plan	Issuer	Yes	For	For
				4. Approve the advisory (non-binding) resolution relating to executive compensation	Issuer	Yes	For	For
				5. Approve the advisory (non-binding) resolution relating to the executive compensation frequency stockholder vote	Issuer	Yes	For	For
				6. Stockholder proposal regarding majority vote standard for director elections	Security Holder	Yes	Against	For

Bed Bath & Beyond Inc.	BBBY	075896100	6/23/11

1. Elect nine directors:  1. Warren Eisenberg, 2. Leonard Feinstein, 3. Steven H. Temares, 4. Dean S. Adler, 5. Stanley F. Brashay, 6. Klaus Epplerr, 7. Patrick R. Gaston, 8. Jordan Heller, and 9. Victoria A. Morrison

					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the 2010 compensation paid to the company's named executive officers	Issuer	Yes	For	For
				4. Recommend, by non-binding vote, the frequency of future advisory vote son executive compensation - one year	Issuer	Yes	For	For

BorgWarner Inc.	BWA	099724106	4/27/11	1. Elect four directors: 1. Robin J. Adams, 2. David T. Brown, 3. Jan Carlson, and 4. Dennis C. Cuneo	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the company for 2011	Issuer	Yes	For	For

				3. Seek advisory vote on executive compensation programs	Issuer	Yes	For	For
				4. Seek stockholders' input on the frequency of future stockholder advisory votes on executive compensation programs - three years	Issuer	Yes	For	For

Caterpillar Inc.	CAT	149123101	6/8/11

1. Elect 15 directors:  1. David L. Calhoun, 2. Daniel M. Dickinson, 3. Eugene V. Fife, 4. Juan Gallardo, 5. David R. Goode, 6. Jesse J. Greene, Jr., 7. Peter A. Magowan, 8. Dennis  A. Muilenburg, 9. Douglas R. Oberhelman, 10. William A. Osborn, 11. Charles D. Powell, 12 Edward B. Rust, Jr., 13. Susan C.Schwab, 14. Joshua I. Smith and 15. Miles D. White

					Issuer	Yes	For	For
				2. Ratify the appointment of independent registered public accounting firm for 2011	Issuer	Yes	For	For
				3. Approve amended and restated Caterpillar Inc. executive short-term incentive plan	Issuer	Yes	For	For
				4. Advisory vote on executive compensation	Issuer	Yes	For	For
				5. Advisory vote on the frequency of executive compensation votes - one year	Issuer	Yes	For	For
				6. Stockholder proposal - report on political contributions and expenses	Security Holder	Yes	Against	For
				7. Stockholder proposal - executives to retain significant stock	Security Holder	Yes	Against	For
				8. Stockholder proposal - director election majority vote standard	Security Holder	Yes	Against	For
				9. Stockholder proposal - special stockholder meetings	Security Holder	Yes	Against	For
				10. Stockholder proposal - independent chairman of the board	Security Holder	Yes	Against	For
				11. Stockholder proposal - review global corporate standards	Security Holder	Yes	Against	For
				12. Stockholder proposal - death benefits policy	Security Holder	Yes	Against	For
Freeport-McMoRan Copper & Gold Inc.	FCX	35671D857	6/15/11

1. Elect 12 directors:  1. Richard C. Adkerson, 2. Robert J. Allison, Jr., 3. Robert A. Day, 4. Gerald J. Ford, 5. H. Devon Graham, Jr. 6. Charles  C. Krulak, 7. Bobby Lee Lackey, 8. Jon C. Madonna, 9. Dustan E. McCoy, 10. James R. Moffet, 11. B. M. Rankin, Jr., and 12. Stephen H. Siegele

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of our named executive officers	Issuer	Yes	For	For
				3. Approve, on an advisory basis, the frequency of future advisory votes on the compensation of our named executive officers - one year	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm	Issuer	Yes	For	For
				5. Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's board of directors	Security Holder	Yes	Against	For

Halliburton Company	HAL	406216101	5/19/11	1. Elect ten directors: a. A.M. Bennett, b. J.R. Boyd, c. M.Carroll, d. N.K. Dicciani, e. S.M. Gillis, f. A.S. Jum'ah, g. D.J. Lesar, h. R.A. Malone, i. J.L. Martin and j. D.L. Reed	Issuer	Yes	For	For
				2. Ratification of the selection of Auditors	Issuer	Yes	For	For
				3. Proposal for Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				4. Proposal for Advisory Vote on the frequency of an Advisory Vote on Executive Compensation - one year	Issuer	Yes	For	For

				5. Stockholder proposal on Human Rights Policy	Security Holder	Yes	Against	For
				6. Stockholder proposal on Political Contributions	Security Holder	Yes	Against	For

Morgan Stanley	MS	617446448	5/18/11

1. Elect 13 directors:  a. Roy J. Bostock, b. Erskine B. Bowles, c. Howard J. Davies, d. James P. Gorman, e. James H. Hance, Jr., f. C. Robert Kidder, g. John J. Mack, h. Donald T. Nicolaisen, i. Hutham S. Olayan, j. James W. Owens, k. O. Griffith Sexton, l. Masaaki Tanaka and m. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Amend the 2007 Equity-Incentive Compensation Plan	Issuer	Yes	Against	Against
				4. Approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For
				5. Vote on the frequency of holding a non-binding advisory vote on the compensation of executives as disclosed in the proxy statement (non-binding advisory vote) one year	Issuer	Yes	For	For

National Oilwell Varco, Inc.	NOV	637071101	5/19/11	1. Elect two directors: Robert E. Beauchamp and Jeffery A. Smisek	Issuer	Yes	For	For
				2. Ratify the independent auditors	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the compensation of named executive officers	Issuer	Yes	For	For
				4. Recommend, by non-binding vote, the frequency of the advisory vote on named executive officer compensation - one year	Issuer	Yes	For	For
				5. Approve an amendment to the Amended and Restated Certificate of Incorporation to provide for the annual election of all directors	Issuer	Yes	For	For
				6. Approve an amendment to the Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 500,000,000 to 1,000,000,000	Issuer	Yes	For	For
				7. Stockholder proposal regarding political contributions and expenditures	Security Holder	Yes	Against	For

priceline.com Incorporated	PCLN	741503403	6/2/11	1. Elect eight directors: 1. Jeffery H. Boyd, Ralph M. Bahna, 3. Howard W. Barker, Jr., 4. Jan L. Docter, 5. Jeffrey E. Epstein, 6. James M Guyette, 7. Nancy B. Peretsman and 8. Craig W. Rydin	Issuer	Yes	For	For
				2. Ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm of the company for fiscal year ending December 31, 2011	Issuer	Yes	For	For
				3. Cast a non-binding advisory vote on the compensation paid by the company to named executive officers	Issuer	Yes	For	For
				4. Cast a non-binding advisory vote on the frequency of casting future non-binding advisory votes on the compensation paid by the company to named executive officers - one year	Issuer	Yes	For	For
				5. Consider and vote upon a stockholder proposal on stockholder action by written consent	Security Holder	Yes	Against	For

Suncor Energy Inc.	SU	867224107	5/3/11

1. Elect 11 directors:  1. Mel E. Benson, 2. Dominic D'Alessandro, 3. John T. Ferguson, 4. W. Douglas Ford, 5. Richard L.  George, 6. Paul Haseldonckx, 7. John R. Huff, 8. Jacques Lamarre, 9. Brian F. MacNeill, 10. Maureen McCaw and 11. Michael W. O'Brien

					Issuer	Yes	For	For
				2. Re-appoint PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year and authorize the directors to fix their remuneration as such	Issuer	Yes	For	For
				3. Accept the approach to executive compensation disclosed in the accompanying management proxy circular	Issuer	Yes	For	For

Teck Resources Limited	TCK	878742204	4/20/11

1. Elect 14 directors:  1. I. Abe, 2. M.M. Ashar, 3. J.B. Aune, 4. J.H. Bennett, 5. H.J. Bolton, 6. F.P. Chee, 7. J.L. Cockwell, 8. N.B.Keevil, 9. N.B. Keevil III, 10. T. Kuriyama, 11. D.R. Lindsay, 12. J.G. Rennie, 13. W.S.R. Seyffert and 14. C.M. Thompson

					Issuer	Yes	For	For
				2. Appoint PricewaterhouseCoopers LLP as auditors and authorize the directors to fix the auditors' remuneration	Issuer	Yes	For	For
				3. Approve the advisory resolution on the corporation's approach to executive compensation	Issuer	Yes	For	For

United Continental Holdings, Inc.	UAL	910047109	6/8/11

1. Elect 14 directors:  1. Kirby Jon H. Caldwell, 2. Carolyn Corvi, 3. W .James Farrell, 4. Jane C. Garvey, 5. Walter Isaacson, 6. Henry L. Meyer III, 7. Oscar Munoz, 8. James J. O'Connor, 9. Laurence E. Simmons, 10. Jeffery A. Smisek, 11. Glenn F. Tilton, 12. David J. Vitale, 13. John H. Walker and 14. Charles A. Yamarone

					Issuer	Yes	For	For
				2. Ratify the appointment of the independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory resolution approving the compensation of the named executive officers	Issuer	Yes	For	For
				4. Advisory resolution relating to the frequency of future advisory stockholder votes to approve the compensation of the named executive officers - one year	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Alexandria Real Estate Equities, Inc.	ARE	015271109	5/25/11	1. Elect seven directors: 1. Joel S. Marcus, 2. Richard B. Jennings, 3. John L. Atkins, III, 4. Richard H. Klein, 5. James H. Richardson, 6. Martin A. Simonetti, and 7. Alan G. Walton	Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accountants for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
				3. Cast a non-biding, advisory vote on a resolution to approve the compensation of the company's named executive officers	Issuer	Yes	For	For
				4. Cast a non-binding, advisory vote on the frequency of future non-binding advisory stockholder votes on the compensation of the company's named executive officers - one year	Issuer	Yes	For	For

AMB Property Corporation	AMB	00163T109	5/5/11

1. Elect nine directors: A. T. Robert Burke, B. David A. Cole, C. Lydia H. Kennard, D. J. Michael Losh, E. Hamid R. Moghadam, F. Frederick W. Reid, G. Jeffrey L. Skelton, H. Thomas W. Tusher, and I. Carl B. Webb

					Issuer	Yes	For	For
				2. Approve, by non-binding vote, the company's 2010 executive compensation	Issuer	Yes	For	For
				3. Recommend, by non-binding vote, the frequency of future advisory votes on executive compensation - three years	Issuer	Yes	For	For

AMB Property Corporation	AMB	00163T109	6/1/11

1. Approve the merger of New Pumpkin Inc. with and into AMB Property Corporation, with AMB Property Corporation continuing as the surviving corporation (including the issuance of the common stock and preferred stock of AMB Property Corporation to Prologis shareholders in connection therewith)

					Issuer	Yes	For	For

2. Approve the amendment of certain provisions of the AMB Property Corporation amended and restated bylaws, effective upon the consummation of the merger described above, to provide for certain features of the leadership structure of the combined company following the merger

					Issuer	Yes	For	For
				3. Approve the amendment of certain provisions of the AMB Charter effective upon the consummation of the merger described above	Issuer	Yes	For	For

4. Approve the adjournment of the AMB special meeting, if necessary or appropriate, to solicit additional proxies in favor of the above proposals if there are insufficient votes at the time of such adjournment to approve such proposals

					Issuer	Yes	For	For

AvalonBay Communities, Inc.	AVP	053484101	5/11/11	1. Elect eight directors: 1. Bryce Blair, 2. Bruce A. Choate, 3. John J. Healy, Jr., 4. Timothy J. Naughton, 5. Lance R. Primis, 6. Peter S. Rummell, 7. H. Jay Sarles and 8. W. Edward Walter	Issuer	Yes	For	For
				2. Ratify the selection of Ernst & Young LLP as the company's independent auditors for the year ending December 31, 2011	Issuer	Yes	For	For

				3. Cast a non-binding advisory vote on approval of the compensation paid to the company's named executive officers	Issuer	Yes	For	For
				4. Cast a non-binding advisory vote as to frequency of future advisory stockholder votes on the company's named executive officer compensation - one year	Issuer	Yes	For	For

Boston Properties, Inc.	BXP	101121101	5/17/11	1A. Election of director: Lawrence S. Bacow	Issuer	Yes	For	For
				1B. Election of director: Zoe Baird	Issuer	Yes	For	For
				1C. Election of director: Alan J. Patricof	Issuer	Yes	For	For
				1D. Election of director: Martin Turchin	Issuer	Yes	For	For
				2. Approve by non-binding resolution, the company's named executive officer compensation	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the frequency of holding the advisory vote on named executive officer compensation - one year	Issuer	Yes	For	For
				4. Ratify the audit committee's appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
				5. Stockholder proposal concerning the preparation of a sustainability report.	Security Holder	Yes	Against	For

CB Richard Ellis Group, Inc.	CBG	12497T101	5/11/11

1. Elect 10 directors:  1. Richard C. Blum, 2. Curtis F. Feeny, 3. Bradford M. Freeman, 4. Michael Kantor, 5. Frederic V. Malek, 6. Jane J. Su, 7. Laura D. Tyson, 8. Brett White, 9. Gary L. Wilson and 10. Ray Wirta

					Issuer	Yes	For	For
				2. Ratify KPMG LLP as company's independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory resolution approving executive compensation	Issuer	Yes	For	For
				4. Advisory vote on the frequency of future advisory votes on executive compensation - three years	Issuer	Yes	For	For

Developers Diversified Realty Corp.	DDR	251591103	5/18/11

1. Election of ten directors:  A. Terrance R. Ahern, B. James C. Boland, C. Thomas Finne, D. Robert H. Gidel, E. Daniel B. Hurwitz, F. Volker Kraft, G. Victor B. MacFarlane, H. Craig MacNab, I. Scott D. Roulston and J. Barry A. Sholem

					Issuer	Yes	For	For
				2. Ratify the selection of PricewaterhouseCoopers LLP as the company's independent accountants for the company's fiscal year ending December 31, 2011	Issuer	Yes	For	For
				3. Shareholder advisory vote regarding the compensation of the company's named executive officers	Issuer	Yes	For	For
				4. Shareholder advisory vote regarding the frequency for future shareholder advisory votes regarding the compensation of the company's named executive officers - one year	Issuer	Yes	For	For

DiamondRock Hospitality Company	DRH	252784301	4/26/11	1. Elect seven directors: 1. William W. McCarten, 2. Daniel J. Altobello, 3. W. Robert Grafton, 4. Maureen L. McAvey, 5. Gilbert T. Ray, 6. John L. Williams and 7. Mark W. Brugger	Issuer	Yes	For	For
				2. Approve, on a non-binding, advisory basis, the compensation of the named executive officers	Issuer	Yes	For	For

				3. Approve, on a non-binding, advisory basis, the frequency of future non-binding, advisory votes on executive compensation - one year	Issuer	Yes	For	For
				4. Ratify the appointment of KPMG LLP as the independent auditors for DiamondRock Hospitality Company for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Equity One, Inc.	EQY	294752100	12/15/10	1. Approve amendments to charter to add foreign ownership limits	Issuer	Yes	For	For
				2. Approve amendments to charter to modify the existing ownership limits	Issuer	Yes	For	For
				3. Approve adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to approve the proposals.	Issuer	Yes	For	For

Equity Residential	EQR	29476L107	6/16/11

1. Elect ten directors:  1. John W. Alexander, 2. Charles L. Atwood, 3. Linda Walker Bynoe, 4. Bradley A. Keywell, 5. John E. Neal, 6. David J. Neithercut, 7. Mark S. Shapiro, 8. Gerald A. Spector, 9. B. Joseph White and 10. Samuel Zell

					Issuer	Yes	For	For
				2. Ratification of the selection of Ernst & Young LLP as the company's independent auditor for the year ending December 31, 2011	Issuer	Yes	For	For
				3. Approval of the 2011 Share Incentive Plan	Issuer	Yes	For	For
				4. Advisory vote on executive compensation	Issuer	Yes	For	For
				5. Frequency of future advisory votes on executive compensation - three years	Issuer	Yes	For	For
				6. Shareholder proposal relating to cumulative voting	Security Holder	Yes	Against	For
				7. Shareholder proposal relating to an executive compensation performance measure	Security Holder	Yes	Against	For

Essex Property Trust, Inc.	ESS	297178105	5/17/11	1. Elect four directors: 1. David W. Brady, 2. Byron A. Scordelis, 3. Janice L. Sears and 4. C. J. Zinngrabe, Jr.	Issuer	Yes	For	For
				2. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the company for the year ending December 31, 2011	Issuer	Yes	For	For
				3. Approve the advisory resolution on executive compensation	Issuer	Yes	For	For
				4. Advisory vote on the frequency of future advisory votes on executive compensation - one year	Issuer	Yes	For	For

General Growth Properties, Inc.	GGP	370023103	4/27/11

1. Elect nine directors:  1. Richard B. Clark, 2. Mary Lou Fiala, 3. Bruce J. Flatt, 4. John K. Haley, 5. Cyrus Madon, 6. Sandeep Mathrani, 7. David J. Neithercut, 8. Sheli Z. Rosenberg and 9. John G. Schreiber

					Issuer	Yes	For	For
				2. Ratify the selection independent registered public accountants	Issuer	Yes	For	For
				3. Advisory vote on executive compensation	Issuer	Yes	For	For
				4. Advisory vote on the frequency of future advisory votes on executive compensation - one year	Issuer	Yes	For	For

Home Properties, Inc.	HME	437306103	5/3/11

1.  Elect eight directors:  1. Stephen R. Blank, 2. Allan L. Gosule 3. Leonard F. Helbig, III, 4. Charles J. Koch, 5. Thomas P. Lydon, Jr., 6. Edward J. Pettinella, 7. Clifford W. Smith, Jr. and 8. Amy L. Tait

					Issuer	Yes	For	For
				2. Advisory vote on executive compensation	Issuer	Yes	For	For

				3. Advisory vote on frequency of future votes on executive compensation - one year	Issuer	Yes	For	For
				4. Approve The Home Properties, Inc. 2011 Stock Benefit Plan	Issuer	Yes	For	For
				5. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For

Host Hotels & Resorts, Inc.	HST	44107P104	5/12/11

1. Elect eight directors:  A. Robert M. Baylis, B. Willard W. Brittain, C. Terence C. Goldn, D. Ann M. Korologos, E. Richard E. Marriott, F. John B. Morse, Jr., G. Gordon H. Smith, and H.  W. Edward Walter

					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as independent registered public accountants for 2011	Issuer	Yes	For	For
				3. Approve, by non-binding vote, executive compensation	Issuer	Yes	For	For
				4. Recommend, by non-binding vote, the frequency of executive compensation votes - one year	Issuer	Yes	For	For

Jones Lang LaSalle Incorporated	JLL	48020Q107	5/26/11

1. Elect 11 directors:  a. Hugo Bague, b. Colin Dyer, c. Darryl Hartley-Leonard, d. DeAnne Julius, e. Ming Lu, f. Lauralee E. Martin, g. Martin H. Nesbitt, h. Sheila A. Penrose, i. David B. Rickard, j. Roger T. Staubach and k. Thomas C. Theobald

					Issuer	Yes	For	For
				2. Approve, by non-binding vote, executive compensation ("say-on-pay")	Issuer	Yes	For	For
				3. Recommend, by non-binding vote, the frequency of future executive compensation votes ("say-on-frequency") - one year	Issuer	Yes	For	For

4. Approve a proposal by the Board of Directors to amend the Jones Lang LaSalle Articles of Incorporation to permit the holders of 30% of the outstanding shares of Common Stock to call a special meeting of shareholders

					Issuer	Yes	For	For
				5. Ratify the appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2011	Issuer	Yes	For	For

The Macerich Company	MAC	554382101	5/26/11

1. Election of ten directors:  a. Douglas D. Abbey, b. Dana K. Anderson, c. Arthur M. Coppola, d. Edward C. Coppola, e. James S. Cownie, f. Fred S. Hubbell, g. Diana M. Laing, h. Stanley A. Moore, i. Mason G. Ross and j. Dr. William P. Sexton

					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as independent accountants for the year ending December 31, 2011	Issuer	Yes	For	For
				3. Advisory vote on executive compensation	Issuer	Yes	For	For
				4. Frequency of future advisory votes on executive compensation - three years	Issuer	Yes	For	For

Potash Corporation of Saskatchewan Inc.	POT	73755L107	5/12/11

1. Elect 12 directors:  1. C.M. Burley, 2. W.J. Doyle, 3. J.W. Estey, 4. C.S. Hoffman, 5. D.J. Howe, 6. A.D. Laberge, 7. K.G. Martell, 8. J.J. McCaig, 9. M.Mogford, 10. P.J. Schoenhals, 11. E.R. Stromberg, and 12. E. Viyella De Paliza

					Issuer	Yes	For	For
				2. The appointment of Deloitte & Touche LLP as auditors of the corporation	Issuer	Yes	For	For
				3. The resolution approving the adoption of a New Performance Option Plan	Issuer	Yes	For	For
				4. The advisory resolution accepting the corporation's approach to executive compensation	Issuer	Yes	For	For

Public Storage	PSA	74460D109	5/5/11

1. Elect nine directors:  1. B. Wayne Hughes, 2. Ronald L. Havner, Jr., 3. Tamara Hughes Gustavson, 4. Uri P. Harkham, 5. B. Wayne Hughes, Jr., 6. Avedick B. Poladian, 7. Gary E. Pruitt, 8. Ronald P. Spogli, and 9. Daniel C. Staton

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
				3. Advisory vote on executive compensation	Issuer	Yes	For	For
				4. Advisory vote on the frequency of the advisory vote on executive compensation - three years	Issuer	Yes	For	For

Simon Property Group, Inc.	SPG	828806106	5/19/11

1. Election of eight directors:  a. Melvyn E. Bergstein, b. Linda Walker Bynoe, c. Larry C. Glasscock, d. Karen N. Horn, Ph.D., e. Allan Hubbard, f. Reuben S. Leibowitz, g. Daniel C. Smith, Ph.D., and h. J. Albert Smith, Jr.

					Issuer	Yes	For	For
				2. Non-binding advisory vote on executive compensation	Issuer	Yes	For	For
				3. Non-binding advisory vote regarding the frequency of future advisory votes on executive compensation - one year	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For

SL Green Realty Corp.	SLG	78440X101	6/15/11	1. Elect two directors: Marc Holliday and John S. Levy	Issuer	Yes	For	For
				2. Approve, on a non-binding advisory basis, our executive compensation	Issuer	Yes	For	For
				3. Recommend, by a non-binding advisory vote, whether an advisory vote on executive compensation should be held every one, two or three years - three years	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

Tanger Factory Outlet Centers, Inc.	SKT	875465106	5/13/11	1. Elect eight directors: 1. Jack Africk, 2. Steven B. Tanger, 3. William G. Benton, 4. Bridget Ryan Berman, 5. Donald. G. Drapkin, 6. Thomas. J. Reddin, 7. Thomas E. Robinson and 8. Allan L. Schuman	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
				3. Amend the Articles of Incorporation to increase the number of common shares authorized for issuance from 150 million common shares to 300 million common shares	Issuer	Yes	For	For
				4. Hold an advisory vote on the approval of executive compensation	Issuer	Yes	For	For
				5. Hold an advisory vote on whether an advisory vote on executive compensation should be held every one, two or three years - Three years	Issuer	Yes	For	For

Taubman Centers, Inc.	TCO	876664103	6/2/11	1. Elect three directors: 1. Robert S. Taubman, 2. Lisa A. Payne and 3. William U. Parfet	Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the year ending December 31, 2011	Issuer	Yes	For	For
				3. Advisory approval of the named executive officer compensation	Issuer	Yes	For	For
				4. Advisory approval on the frequency of an advisory vote on named executive officer compensation - three years	Issuer	Yes	For	For

Teck Resources Limited	TCK	878742204	4/20/11

1. Elect 14 directors:  1. I. Abe, 2. M.M. Ashar, 3. J.B. Aune, 4. J.H. Bennett, 5. H.J. Bolton, 6. F.P. Chee, 7. J.L. Cockwell, 8. N.B.Keevil, 9. N.B. Keevil III, 10. T. Kuriyama, 11. D.R. Lindsay, 12. J.G. Rennie, 13. W.S.R. Seyffert and 14. C.M. Thompson

					Issuer	Yes	For	For
				2. Appoint PricewaterhouseCoopers LLP as auditors and authorize the directors to fix the auditors' remuneration	Issuer	Yes	For	For
				3. Approve the advisory resolution on the corporation's approach to executive compensation	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

ASML Holding N.V.	ASML	N07059186	4/20/11	1. Opening	Issuer	Yes	For	For
				2. Overview of the Company's business, financial situation and sustanability	Issuer	Yes	For	For
				3. Discussion of the Annual Report 2010 and proposal to adopt the financial statement for the financial year ("FY") 2010, as prepared in acordance with Dutch law	Issuer	Yes	For	For
				4. Proposal to discharge the members of the Board of Management ("BoM") from liability for their responsibilities in the FY 2010	Issuer	Yes	For	For
				5. Proposal to discharge the members of the Supervisory Board ("SB") from liablity for their responsiblities in the FY 2010	Issuer	Yes	For	For
				6. Clarification of the reserves and dividend policy	Issuer	Yes	For	For
				7. Proposal to adopt a dividend of EUR 0.40 per ordinary share of EU 0.9	Issuer	Yes	For	For
				8. Proposal to amend the Articles of Association of the Company	Issuer	Yes	For	For
				9. Approval of the number of stock options, respectively stock, available for ASML employees, and authorization of the BoM to issue stock options or stock	Issuer	Yes	For	For
				10a. Proposal to reappoint Mr. W.T. Siegle as member of the SB effective April 20, 2011	Issuer	Yes	For	For
				10b. Proposal to reappoint Mr. J.W.B. Westerburgen as member of the SB effective April 20, 2011	Issuer	Yes	For	For
				11. Composition of the Supervisory Board in 2012	Issuer	Yes	For	For
				12. Proposal to adjust the remuneration of the Supervisory Board	Issuer	Yes	For	For

13a. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to issue (rights to subscribe for) shares in the capital of the Company, limited to 5% of the issued share capital at the time of the authorization

					Issuer	Yes	For	For
				13b. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to restrict or exclude the pre-emption rights accruing to shareholders in connection with item 13a	Issuer	Yes	For	For

13c. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to issue (rights to subscribe for) shares in the capital of the Company, for an additional 5% of the issued share capital at the time of authorization, which 5% can only be used in connection or on the occasion of mergers and/or acquisitions

					Issuer	Yes	For	For
				13d. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to restrict or exclude the pre-emption rights accruing to shareholders in connection item 13c	Issuer	Yes	For	For
				14. Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to acquire ordinary shares in the Company's share capital	Issuer	Yes	For	For

				15. Proposal to cancel ordinary shares	Issuer	Yes	For	For
				16. Proposal to cancel additional ordinary shares	Issuer	Yes	For	For
				17. Any other business	Issuer	Yes	For	For
				18. Closing	Issuer	Yes	For	For

Autozone, Inc.	AZO	053332102	12/15/10

1. Elect 10 directors:  1. William C. Crowley, 2. Sue E. Gove, 3. Earl G. Graves, Jr., 4. Robert R. Grusky, 5. J. R. Hyde, III, 6. W. Andrew McKennea, 7. George R. Mrkonic, Jr., 8. Luis P. Nieto, 9. William C. Rhodes, III, and 10. Theodore W. Ullyot

					Issuer	Yes	For	For
				2. Approve Autozone, Inc. 2011 Equity Incentive Award Plan.	Issuer	Yes	Against	Against
				3. Ratify Ernst & Young LLP as independent registered public accounting firm for the 2011 fiscal year.	Issuer	Yes	For	For

Baker Hughes Incorporated	BHI	057224107	4/28/11

1. Elect 11 directors:  1. Larry D. Brady, 2. Clarence P. Cazalot, Jr., 3. Chad C. Deaton, 4. Anthony G. Fernandes, 5. Claire W. Gargalli, 6. Pierre H. Jungels, 7. James A. Lash, 8. J. Larry Nichols, 9. H. John Riley, Jr., 10. James W. Stewart, and 11. Charles L. Watson

					Issuer	Yes	For	For
				2. Ratify Deloitte & Touche LLP as company's independent public accountant firm for 2011	Issuer	Yes	For	For
				3. Reapprove the performance criteria for awards under the annual incentive compensation plan	Issuer	Yes	For	For
				4. Approve the advisory (non-binding) resolution relating to executive compensation	Issuer	Yes	For	For
				5. Approve the advisory (non-binding) resolution relating to the executive compensation frequency stockholder vote	Issuer	Yes	For	For
				6. Stockholder proposal regarding majority vote standard for director elections	Security Holder	Yes	Against	For

Bed Bath & Beyond Inc.	BBBY	075896100	6/23/11

1. Elect nine directors:  1. Warren Eisenberg, 2. Leonard Feinstein, 3. Steven H. Temares, 4. Dean S. Adler, 5. Stanley F. Brashay, 6. Klaus Epplerr, 7. Patrick R. Gaston, 8. Jordan Heller, and 9. Victoria A. Morrison

					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the 2010 compensation paid to the company's named executive officers	Issuer	Yes	For	For
				4. Recommend, by non-binding vote, the frequency of future advisory vote son executive compensation - one year	Issuer	Yes	For	For

BorgWarner Inc.	BWA	099724106	4/27/11	1. Elect four directors: 1. Robin J. Adams, 2. David T. Brown, 3. Jan Carlson, and 4. Dennis C. Cuneo	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the company for 2011	Issuer	Yes	For	For
				3. Seek advisory vote on executive compensation programs	Issuer	Yes	For	For
				4. Seek stockholders' input on the frequency of future stockholder advisory votes on executive compensation programs - three years	Issuer	Yes	For	For

Delta Air Lines, Inc.	DAL	247361702	6/30/11

1. Elect 11 directors:  a. Richard H. Anderson, b. Edward H. Bastian, c. Roy J. Bostock, d. John S. Brinzo, e. Daniel A. Carp, f. John M. Engler, g. Mickey P. Foret, h. David R. Goode, i. Paul Rosput Reynolds, j. Kenneth C. Rogers and k. Kenneth B. Woodrow

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of Delta's named executive officers	Issuer	Yes	For	For
				3. Recommend, on an advisory basis, the frequency of future advisory votes on executive compensation - one year	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as Delta's independent auditors for the year ending December 31, 2011	Issuer	Yes	For	For
				5. Stockholder proposal regarding cumulative voting in the election of directors	Security Holder	Yes	Against	For

Freeport-McMoRan Copper & Gold Inc.	FCX	35671D857	6/15/11

1. Elect 12 directors:  1. Richard C. Adkerson, 2. Robert J. Allison, Jr., 3. Robert A. Day, 4. Gerald J. Ford, 5. H. Devon Graham, Jr. 6. Charles  C. Krulak, 7. Bobby Lee Lackey, 8. Jon C. Madonna, 9. Dustan E. McCoy, 10. James R. Moffet, 11. B. M. Rankin, Jr., and 12. Stephen H. Siegele

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of our named executive officers	Issuer	Yes	For	For
				3. Approve, on an advisory basis, the frequency of future advisory votes on the compensation of our named executive officers - one year	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm	Issuer	Yes	For	For
				5. Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's board of directors	Security Holder	Yes	Against	For

Halliburton Company	HAL	406216101	5/19/11	1. Elect ten directors: a. A.M. Bennett, b. J.R. Boyd, c. M.Carroll, d. N.K. Dicciani, e. S.M. Gillis, f. A.S. Jum'ah, g. D.J. Lesar, h. R.A. Malone, i. J.L. Martin and j. D.L. Reed	Issuer	Yes	For	For
				2. Ratification of the selection of Auditors	Issuer	Yes	For	For
				3. Proposal for Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				4. Proposal for Advisory Vote on the frequency of an Advisory Vote on Executive Compensation - one year	Issuer	Yes	For	For
				5. Stockholder proposal on Human Rights Policy	Security Holder	Yes	Against	For
				6. Stockholder proposal on Political Contributions	Security Holder	Yes	Against	For

JPMorgan Chase & Co.	JPM	46625H100	5/17/11

1. Elect 11 directors:  a. Crandall C. Bowles, b. Stephen B. Burke, c. David M. Cote, d. James S. Crown, e. James Dimon, f. Ellen V. Futter, g. William H. Gray, III, h. Laban P. Jackson, Jr., i. David C. Novak, j. Lee R. Raymond and k. William C. Weldon

					Issuer	Yes	For	For
				2. Appointment of independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory vote on executive compensation	Issuer	Yes	For	For
				4. Advisory vote on frequency of advisory vote on executive compensation - one year	Issuer	Yes	For	For

				5. Approval of Amendment to Long-Term Incentive Plan	Issuer	Yes	For	For
				6. Shareholder proposal regarding political non-partisanship	Security Holder	Yes	Against	For
				7. Shareholder action by written consent	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding mortgage loan servicing	Security Holder	Yes	Against	For
				9. Shareholder proposal regarding political contributions	Security Holder	Yes	Against	For
				10. Shareholder proposal regarding genocide-free investing	Security Holder	Yes	Against	For
				11. Independent lead director	Security Holder	Yes	Against	For

LyondellBasell Industries N.V.	LYB	N53745100	5/5/11	1. Elect or re-elect three Class I Directors: a. Jagjeet S. Bindra, b. Milton Carroll and c. Rudy van der Meer	Issuer	Yes	For	For
				2. Elect two Class II directors: Robin Buchanan and Robert G. Gwin	Issuer	Yes	For	For
				3. Elect one Class III director: Jacques Aigrain	Issuer	Yes	For	For
				4. Adopt annual accounts for 2010	Issuer	Yes	For	For
				5. Discharge from liability of sole member of management board	Issuer	Yes	For	For
				6. Discharge from liability of members of the supervisory board	Issuer	Yes	For	For
				7. Appoint PricewaterhouseCoopers LLP as independent registered public accounting firm	Issuer	Yes	For	For
				8. Approve compensation of the members of the supervisory board	Issuer	Yes	For	For
				9. Amendment to Articles of Association	Issuer	Yes	For	For
				10. Approve the proposed dividend in respect of the 2010 fiscal year	Issuer	Yes	For	For
				11. Advisory (non-binding) vote approving executive compensation	Issuer	Yes	For	For
				12. Advisory (non-binding) vote on frequency of advisory vote approving executive compensation - one year	Issuer	Yes	For	For

Magna International Inc.	MGA	559222401	7/23/10

1. Approve the special Resolution approving the Plan of Arrangement (the "Arrangement") under Section 182 of the Business Corporation s Act (Ontario) involving Magna International Inc. ("Magna"), Magna E-Car Systems L.P., the Stronach Trust and certain other parties, as more particularly described in the management information circular/proxy statement dated May 31, 2010 (the "circular") as amended and supplemented by the supplement to the circular (as the arrangement may be or has been modified or amended), and the transactions contemplated by the transaction agreement dated May 6, 2010 among Magna, 446 Holdings Inc. and the Stronach Trust, the full text of which special resolution is set forth in Appendix A to the Circular

					Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/18/11

1. Elect 13 directors:  a. Roy J. Bostock, b. Erskine B. Bowles, c. Howard J. Davies, d. James P. Gorman, e. James H. Hance, Jr., f. C. Robert Kidder, g. John J. Mack, h. Donald T. Nicolaisen, i. Hutham S. Olayan, j. James W. Owens, k. O. Griffith Sexton, l. Masaaki Tanaka and m. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Amend the 2007 Equity-Incentive Compensation Plan	Issuer	Yes	Against	Against

				4. Approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For
				5. Vote on the frequency of holding a non-binding advisory vote on the compensation of executives as disclosed in the proxy statement (non-binding advisory vote) one year	Issuer	Yes	For	For

National Oilwell Varco, Inc.	NOV	637071101	5/19/11	1. Elect two directors: Robert E. Beauchamp and Jeffery A. Smisek	Issuer	Yes	For	For
				2. Ratify the independent auditors	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the compensation of named executive officers	Issuer	Yes	For	For
				4. Recommend, by non-binding vote, the frequency of the advisory vote on named executive officer compensation - one year	Issuer	Yes	For	For
				5. Approve an amendment to the Amended and Restated Certificate of Incorporation to provide for the annual election of all directors	Issuer	Yes	For	For
				6. Approve an amendment to the Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 500,000,000 to 1,000,000,000	Issuer	Yes	For	For
				7. Stockholder proposal regarding political contributions and expenditures	Security Holder	Yes	Against	For

NetApp, Inc.	NTAP	6110D104	8/31/10

1. Elect nine directors:  1. Jeffry R. Allen, 2. Alan L. Earhart, 3. Thomas Georgens, 4. Gerald Held, 5. Nicholas G. More, 6. T. Michael Nevens, 7. George T. Shaheen, 8. Robert T. Wall and 9. Daniel J. Warmenhoven

					Issuer	Yes	For	For
				2. Approve an amendment to the 1999 Stock Option Plan (the "1999 Plan") to increase the share reserve by an additional 7,000,000 shares of common stock	Issuer	Yes	Against	Against

3. Approve an amendment to the company's Employee Stock purchase Plan ("Purchase Plan") to increase the share reserve by an additional 5,000,000 shares of common stock, to clarify the discretion of the purchase plan administrator to determine eligibility requirements, and to remove it's fixed-term expiration date.

					Issuer	Yes	For	For
				4. Ratify the appoint of Deloitte& Touche LLP as independent auditors of the company for the fiscal year ending April 29, 2011	Issuer	Yes	For	For

priceline.com Incorporated	PCLN	741503403	6/2/11	1. Elect eight directors: 1. Jeffery H. Boyd, Ralph M. Bahna, 3. Howard W. Barker, Jr., 4. Jan L. Docter, 5. Jeffrey E. Epstein, 6. James M Guyette, 7. Nancy B. Peretsman and 8. Craig W. Rydin	Issuer	Yes	For	For
				2. Ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm of the company for fiscal year ending December 31, 2011	Issuer	Yes	For	For
				3. Cast a non-binding advisory vote on the compensation paid by the company to named executive officers	Issuer	Yes	For	For
				4. Cast a non-binding advisory vote on the frequency of casting future non-binding advisory votes on the compensation paid by the company to named executive officers - one year	Issuer	Yes	For	For
				5. Consider and vote upon a stockholder proposal on stockholder action by written consent	Security Holder	Yes	Against	For

Southwest Airlines Co.	LUV	844741108	5/18/11

1. Elect nine directors:  a. David W. Biegler, b. Douglas H. Brooks, c. William H. Cunningham, d. John G. Denison, e. Gary C. Kelly, f. Nancy B. Loeffler, g. John T. Montford, h. Thomas M. Nealon and i. Daniel D. Villanueva

					Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				3. Advisory vote on frequency of votes on named executive officer compensation - one year	Issuer	Yes	For	For
				4. Ratify the selection of Ernst & Young LLP as the independent auditors for the year ending December 31, 2011	Issuer	Yes	For	For
				5. Shareholder proposal to adopt simple majority vote	Security Holder	Yes	Against	For

Suncor Energy Inc.	SU	867224107	5/3/11

1. Elect 11 directors:  1. Mel E. Benson, 2. Dominic D'Alessandro, 3. John T. Ferguson, 4. W. Douglas Ford, 5. Richard L.  George, 6. Paul Haseldonckx, 7. John R. Huff, 8. Jacques Lamarre, 9. Brian F. MacNeill, 10. Maureen McCaw and 11. Michael W. O'Brien

					Issuer	Yes	For	For
				2. Re-appoint PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year and authorize the directors to fix their remuneration as such	Issuer	Yes	For	For
				3. Accept the approach to executive compensation disclosed in the accompanying management proxy circular	Issuer	Yes	For	For

Teck Resources Limited	TCK	878742204	4/20/11

1. Elect 14 directors:  1. I. Abe, 2. M.M. Ashar, 3. J.B. Aune, 4. J.H. Bennett, 5. H.J. Bolton, 6. F.P. Chee, 7. J.L. Cockwell, 8. N.B.Keevil, 9. N.B. Keevil III, 10. T. Kuriyama, 11. D.R. Lindsay, 12. J.G. Rennie, 13. W.S.R. Seyffert and 14. C.M. Thompson

					Issuer	Yes	For	For
				2. Appoint PricewaterhouseCoopers LLP as auditors and authorize the directors to fix the auditors' remuneration	Issuer	Yes	For	For
				3. Approve the advisory resolution on the corporation's approach to executive compensation	Issuer	Yes	For	For

TRW Automotive Holdings Corp.	TRW	87264S106	5/18/11	1. Elect three directors: 1. Francois J. Castaing, 2. Michael R. Gambrell and 3. Paul H. O'Neill	Issuer	Yes	For	For
				2. Ratify Ernst & Young LLP, an independent registered public accounting firm, to audit the consolidated financial statements of TRW Automotive Holdings Corp. for 2011	Issuer	Yes	For	For
				3. The approval, on an advisory basis, of the compensation of the named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				4. The approval, on an advisory basis, of the presentation to stockholders of an advisory vote on named executive officer compensation every one, two, or three years - three years	Issuer	Yes	For	For

United Continental Holdings, Inc.	UAL	910047109	6/8/11

1. Elect 14 directors:  1. Kirby Jon H. Caldwell, 2. Carolyn Corvi, 3. W .James Farrell, 4. Jane C. Garvey, 5. Walter Isaacson, 6. Henry L. Meyer III, 7. Oscar Munoz, 8. James J. O'Connor, 9. Laurence E. Simmons, 10. Jeffery A. Smisek, 11. Glenn F. Tilton, 12. David J. Vitale, 13. John H. Walker and 14. Charles A. Yamarone

					Issuer	Yes	For	For
				2. Ratify the appointment of the independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory resolution approving the compensation of the named executive officers	Issuer	Yes	For	For
				4. Advisory resolution relating to the frequency of future advisory stockholder votes to approve the compensation of the named executive officers - one year	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ Robert L. Kemp
Robert L. Kemp, President

Date	August 29, 2011

* Print the name and title of each signing officer under his or her signature.